Note 5 - Related Parties (Details Textual) - USD ($)						3 Months Ended		12 Months Ended
	Dec. 29, 2025	Dec. 12, 2025	Feb. 12, 2025	Feb. 10, 2025	Jun. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Issued During Period, Shares, New Issues	100
Archimedes Tech SPAC Partners II Co
Stock Issued During Period, Shares, New Issues							8,400,000	8,400,000
Shares Subject to Forfeiture (in shares)									750,000
Repayments of Related Party Debt						$ 0	$ 290,000	$ 290,000
Due to related party						4,283		1,239	$ 0
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Promissory Note [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Amount					$ 290,000
Repayments of Related Party Debt		$ 290,000	$ 290,000
Notes Payable								0	192,033
Related Party [Member] | Archimedes Tech SPAC Partners II Co
Due to related party						4,283		1,239
Related Party [Member] | Working Capital Loans [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Amount						$ 1,500,000		$ 1,500,000
Debt Instrument, Convertible, Conversion Price						$ 10		$ 10
Loans Payable						$ 0		$ 0	$ 0
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Archimedes Tech SPAC Partners II Co
Proceeds from Contributed Capital					$ 25,000
Stock Issued During Period, Shares, New Issues					5,750,000
Shares Subject to Forfeiture (in shares)					750,000
Founder Shares, Percentage of Outstanding Stock After IPO					20.00%
Founder Shares, Not Transferrable Period					6 months
Founder Shares, Lock-up, Threshold Share Price					$ 12
Founder Shares, Lock-up, Threshold Consecutive Trading Days					20 days
Founder Shares, Lock-up, Threshold Trading Days					30 days
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Archimedes Tech SPAC Partners II Co | Office Space, Administrative and Support Services [Member]
Maximum Monthly Reimbursement				$ 10,000
Related Party Transaction, Amounts of Transaction				$ 106,786		$ 30,000	$ 16,786
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Promissory Note [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Amount					$ 290,000